Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Authorized: Unlimited number of non-par value common shares.

	2017		2016
Issued and outstanding:	millions of shares	millions of Canadian dollars	millions of shares	millions of Canadian dollars
Balance, December 31, 2016	210.02	$4,738	147.21	$2,157
Conversion of Convertible Debentures (1)	0.15	6	51.99	2,115
Issuance of common stock (2)	14.61	680	7.69	338
Issued for cash under Purchase Plans at market rate	3.89	182	2.51	115
Discount on shares purchased under Dividend Reinvestment Plan	-	(9)	-	(5)
Options exercised under senior management share option plan	0.10	3	0.62	17
Employee share purchase plan	-	1	-	1
Balance, December 31 2017	228.77	$5,601	210.02	$4,738
(1) As at December 31, 2017, a total of 52.14 million common shares of the Company were issued, representing conversion into common shares of more than 99.9% of the Convertible Debentures.
(2) On December 28, 2017, Emera completed an offering of 14.6 million common shares, at $47.90 per common share, for gross proceeds of approximately $700 million. The net proceeds were $680 million after $20 million of issuance costs, net of taxes.